Schedule of Activity in Deferred Revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Deferred revenue, beginning of period	¥ 399,413	¥ 223,471
Deferred revenue, end of period	764,933	399,413
Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	¥ 93,870	¥ 55,172